[GRAPHIC]

March 31, 2003

       Oppenheimer
       Limited Term Municipal Fund
       [LOGO GRAPHIC]


                                                                    Semiannual
                                                                      Report
                                                                  --------------
                                                                    Management
                                                                   Commentaries

                                                                       [GRAPHIC]

Fund Highlights
Performance Update
Investment Strategy Discussion
Financial Statements

"Despite falling short-term interest rates, we increased the Fund's dividend, providing our shareholders with an attractive tax-exempt yield compared to the average short-intermediate municipal debt fund." 1

                                                                [LOGO]
                                                          OppenheimerFunds[R]
                                                         The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer Limited Term Municipal Fund seeks a high level of current income exempt from federal income tax.

Fund Highlight
Beginning with the March 2003 payments, Oppenheimer Limited Term Municipal Fund's Class A monthly dividend has been increased from $0.062 to $0.064 per share. Dividends for other share classes will increase proportionately. This is the Fund's second dividend increase since July 1, 2002, bringing the cumulative increase to nearly 6%. On March 31, 2003, the Fund's Class A distribution yield was 5.27% compared to the average 3.01% distribution yield of 34 funds in Lipper's Short-Intermediate Municipal Debt Funds category. 1



    CONTENTS

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Manager

 8  Financial
    Statements

37  Trustees and Officers




Cumulative Total Returns*
          For the 6-Month Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
--------------------------------------
Class A   -0.15%       -3.65%
--------------------------------------
Class B   -0.54        -4.43
--------------------------------------
Class C   -0.53        -1.50


--------------------------------------
Average Annual Total Returns*
          For the 1-Year Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
--------------------------------------
Class A    6.50%        2.77%
--------------------------------------
Class B    5.71         1.71
--------------------------------------
Class C    5.65         4.65


--------------------------------------
Standardized Yields 2
          For the 30 Days
          Ended 3/31/03
--------------------------------------
Class A        4.85%
--------------------------------------
Class B        4.24
--------------------------------------
Class C        4.24

1. Lipper calculations do not reflect sales charges, but do assume the reinvestment of dividends and capital gains distributions. The investment return and principal value of an investment in the Fund will fluctuate with market conditions, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Distribution yield at Net Asset Value (NAV) (based on last distribution) is annualized and divided by period-end NAV. As of 3/31/03, Oppenheimer Limited Term Municipal Fund (Class A shares) provided a distribution yield of 5.08% at Maximum Offering Price (with sales charges). Falling NAVs will tend to artificially raise yields. As of 3/31/03, Lipper, Inc. ranked the Fund's total return #24/31 funds, #22/28 funds and #1/12 funds for the one-, five- and 10-year periods, respectively. Lipper ranking is for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.
2. Standardized yield is based on net investment income for the 30-day period ended March 31, 2003. Falling share prices will tend to artificially raise yields.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,


It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles--investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,

/S/ James C. Swain   /S/ John V. Murphy

James C. Swain       John V. Murphy
April 22, 2003

   PHOTO OF                              PHOTO OF
JAMES C. SWAIN                        JOHN V. MURPHY

James C. Swain                    John V. Murphy
Chairman                          President
Oppenheimer                       Oppenheimer
Limited Term Municipal Fund       Limited Term Municipal Fund


These general market views represent opinions of OppenheimerFunds, Inc.
and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

1 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q
How did Oppenheimer Limited Term Municipal Fund perform during the six months ended March 31, 2003?
A. Despite falling short-term interest rates, we increased the Fund's dividend, so that its yield is among the highest of any national short-intermediate tax-exempt fund. For instance, as of March 31, 2003, the Fund's distribution yield of 5.27% was equivalent to a taxable yield of 8.11% for an investor in the highest federal tax bracket (35%) 3, and significantly higher than the average distribution yield of its peer group. 4 We also successfully implemented changes designed to limit the portfolio's volatility, without hampering the flow of strong tax-free income. However, the Fund did experience negative total returns for the period.

Why did you make those adjustments?
Some of the changes brought the portfolio in line with the new volatility-reducing investment parameters approved by shareholders in 2002. Specifically, as of March 31, 2003, we had reduced the Fund's average effective maturity to 4.5 years and pared its exposure to below-investment grade securities from roughly 15% of total assets to approximately 6.5%.
   Other adjustments were a matter of investment style. Our team began managing the Fund last summer, as of July 1, 2002, and has worked since to apply the "Rochester-style" investment approach to the Fund.

How would you describe your style?
Our style takes a yield-oriented approach to portfolio management; we believe that capturing yield, while maintaining prudent risk parameters and broad diversification, is the most reliable way to generate superior long-term returns. To help increase the Fund's yield, we broadly diversify the portfolio by combing the market for higher yielding bonds that offer yield premiums exceeding credit risks as we evaluate them. We also have

[SIDEBAR]

Portfolio Manager
Ronald Fielding



3. To find the tax equivalent yield, divide the Fund's distribution yield, 5.27%, by 100-35.
4. See footnote #1 on inside front cover.

2 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND familiarity with smaller, lesser-known issues, as well as bonds backed by specific projects, such as waste treatment plants, for example. Conversely, the Fund holds few bonds from large, frequent issuers (e.g., state general obligation bonds), as such bonds rarely provide a yield advantage and are sensitive to state budget deficits.
   Another part of our strategy of creating value for our shareholders is to add issues to the portfolio, which individual investors may not have the resources or the expertise to evaluate on their own. Since the Fund has the ability to purchase a wide variety of such issues, most of the "project specific" risk is diversified away. We use our research to find unique opportunities to add value, often in the form of premium callable bonds or complex revenue bonds (i.e., bonds whose commitments to pay interest are backed by the revenues of a particular facility, enterprise or activity).

What are premium callable bonds and why do you like them?
A premium coupon callable bond is a bond that is nearing or past its initial call date. In either case, the market acts as if the bond will definitely be retired soon. Yet, it's not always economically feasible for the issuer to call a bond; the overhead cost of issuing replacement bonds, plus any interest expense, may outweigh the interest payments on the existing bonds. For that reason, some bonds may not be called for years, or may remain outstanding until final maturity.
   We pay a premium for these bonds, in exchange for a higher than market coupon rate. Because they can be called at any time, the market treats these premium callable bonds like short-term investments. As a result, their prices fluctuate less than longer-term bonds when short-term interest rates change, which helps to keep the Fund's overall volatility in check.

[SIDEBAR]

"The portfolio is now in compliance with the maturity parameters adopted in 2002, employing our diversified, yield-centered `Rochester' investment style."


3 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Did the Fund make any major additions during the period?
We added tobacco-settlement bonds and energy-related bonds. Both are good examples of bonds that are not always well understood by the marketplace in general. For instance, tobacco bonds, typically rated as investment-grade, offer higher yields than similarly-rated bonds of similar maturity. Securitizing a state's share of legal settlements from tobacco-related lawsuits is a relatively recent trend in the bond market, and the current large supply has helped to drive prices down. So, despite their investment-grade ratings, issuers must raise yields to attract new investors.
   Energy-related bonds are also currently providing attractive yields. In the past year, there has been tremendous confusion about whether the U.S. faces an overabundance or shortage of energy supply. This has created opportunities to buy bonds issued by electric and gas utility companies at very attractive yields. These investments have performed well during this report period. An exception was a bond issued by a municipality and backed by revenues from a Citgo facility. Political unrest in Venezuela restricted Citgo's oil production in that country, and the company's credit rating was downgraded. However, because the Citgo bonds that we purchased carry very high coupons and short maturities, the downgrade had little impact on their prices.

What change was made to the Fund's dividend payment policy?
Beginning in March 2003, Oppenheimer Limited Term Municipal Fund began to pay its monthly dividend on the last Tuesday of the month that falls in a week containing a Friday. Our understanding is that many Fund shareholders rely on dividends for income to help meet monthly bills. Moving the pay date closer to month end should help even out monthly flows for the Funds' shareholders.


Average Annual Total Returns with Sales Charge
For the Periods Ended
3/31/03 5

Class A
1-Year     5-Year     10-Year
--------------------------------
2.77%      3.17%      4.58%

Class B               Since
1-Year     5-Year     Inception
--------------------------------
1.71%      2.95%      4.34%

Class C               Since
1-Year     5-Year     Inception
--------------------------------
4.65%      3.13%      3.94%

5. See Notes on page 6 for further details.

4 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

What is your outlook for the Fund?
The Fund is now offering investors above-average tax-exempt yield with limited credit and interest rate risk. The portfolio has achieved its new maturity parameters, and is near achieving its credit quality parameters, adopted in 2002. Thus, we believe it should be less vulnerable to the effects of state budget deficits or rising interest rates, both of which could erode bond prices in 2003. At the same time, the portfolio contains a fair number of securities (e.g., utilities-, oil- and manufacturing-related facilities bonds) that are poised to perform better once the uncertainty surrounding geopolitical events settles and U.S. economic growth improves.
  We believe the fund's portfolio is well positioned to try to continue generating high tax-exempt income, potentially with less volatility, making Oppenheimer Limited Term Municipal Fund an important part of The Right Way to Invest.



[PIE CHART]

Credit Allocation 6


o AAA             13.8%
o AA               2.2
o A               25.1
o BBB             52.6
o BB               3.3
o B                0.6
o CCC              1.0
o Not Rated        1.4


Top Largest Positions by State 7
--------------------------------------------------------------
Louisiana                                               14.3%
--------------------------------------------------------------
Texas                                                   13.9
--------------------------------------------------------------
Pennsylvania                                             8.9
--------------------------------------------------------------
Florida                                                  8.5
--------------------------------------------------------------
Kentucky                                                 5.3
--------------------------------------------------------------
Nevada                                                   4.2
--------------------------------------------------------------
Indiana                                                  4.2
--------------------------------------------------------------
New Jersey                                               4.1
--------------------------------------------------------------
Wisconsin                                                3.7
--------------------------------------------------------------
Ohio                                                     3.3

6. Portfolio's holdings and allocations are subject to change. Percentages are as of 3/31/03, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 1.40% of total investments) but to which the ratings given above have been assigned by the Fund's investment advisor for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
7. Portfolio's holdings and allocations are subject to change. Percentages are as of 3/31/03, and are based on net assets.

5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/92, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                          Financial Statements
                                                                    Pages 8-36

7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  March 31, 2003 / Unaudited

     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--103.2%
------------------------------------------------------------------------------------------------------------------------------------
 Alabama--3.1%
 $      35,000    Birmingham, AL Special Care Facilities FA           7.000%       07/01/2012         07/01/2003 b    $    35,491
------------------------------------------------------------------------------------------------------------------------------------
       600,000    Camden, AL IDB Pollution Control Facilities
                  (MacMillan Bloedel)                                 7.750        05/01/2009         05/01/2003 b        613,920
------------------------------------------------------------------------------------------------------------------------------------
     7,700,000    Camden, AL IDB Solid Waste Disposal
                 (Macmillan Bloedel)                                  7.750        04/01/2019         10/01/2003 b      7,888,650
------------------------------------------------------------------------------------------------------------------------------------
        50,000    Courtland, AL IDB
                 (Champion International Corp.)                       7.000        06/01/2022         06/01/2003 b         51,089
------------------------------------------------------------------------------------------------------------------------------------
       640,000    Courtland, AL IDB
                 (Champion International Corp.), Series A             6.375        03/01/2029         03/01/2005 b        651,565
------------------------------------------------------------------------------------------------------------------------------------
        30,000    Jasper, AL Medical Clinic Board
                 (Walker Regional Medical Center)                     6.400        07/01/2011         06/01/2003 b         30,628
------------------------------------------------------------------------------------------------------------------------------------
       540,000    Montgomery, AL Medical Clinic
                  Board Health Care                                   7.375        03/01/2006         12/01/2005 b        541,841
------------------------------------------------------------------------------------------------------------------------------------
       675,000    Tuskugee, AL GO                                     7.000        01/01/2021         01/01/2006 b        693,286
                                                                                                                      --------------
                                                                                                                       10,506,470
------------------------------------------------------------------------------------------------------------------------------------
 Alaska--0.0%
        10,000    AK HFC (Veterans Homes), Series B-2                 6.700        12/01/2025         12/01/2003 b         10,078
------------------------------------------------------------------------------------------------------------------------------------
        85,000    Valdez, AK Marine Terminal
                  (Sohio Pipeline)                                    7.125        12/01/2025         06/01/2003 b         88,855
                                                                                                                      --------------
                                                                                                                           98,933
------------------------------------------------------------------------------------------------------------------------------------
 Arizona--0.3%
     1,090,000    AZ Educational Loan Marketing Corp.,
                  Series B                                            7.000        03/01/2005         09/01/2003 b      1,093,978
------------------------------------------------------------------------------------------------------------------------------------
        10,000    Glendale, AZ Improvement District No. 57            6.000        01/01/2011         07/01/2003 b         10,155
                                                                                                                      --------------
                                                                                                                        1,104,133
------------------------------------------------------------------------------------------------------------------------------------
 Arkansas--0.3%
        25,000    AR DFA (Single Family Mtg.), Series C               6.350        09/01/2014         09/01/2003 b         25,479
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Independence County, AR Pollution
                  Control (Arkansas Power & Light)                    6.250        01/01/2021         07/01/2003 b         25,466


------------------------------------------------------------------------------------------------------------------------------------
       875,000    Warren, AR Solid Waste Disposal
                  (Potlatch Corp)                                     7.500        08/01/2013         08/01/2003 b        875,927
                                                                                                                      --------------
                                                                                                                          926,872
------------------------------------------------------------------------------------------------------------------------------------
 California--3.2%
     3,200,000    CA Statewide CDA COP
                 (Cedars-Sinai Medical Center) INFLOS i,r             9.248        11/01/2015         11/01/2003 b      3,365,760
------------------------------------------------------------------------------------------------------------------------------------
       100,000    CA Statewide CDA COP (Cedars-Sinai
                  Medical Center) PARS & INFLOS  v                    5.400        11/01/2015         11/01/2003 b        102,590
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Golden State, CA Tobacco
                  Securization Corp.                                  6.250        06/01/2033         09/01/2012 g        896,450
------------------------------------------------------------------------------------------------------------------------------------
        50,000    Oxnard, CA FA Wastewater                            5.500        06/01/2014         06/01/2003 b         50,373
------------------------------------------------------------------------------------------------------------------------------------
       500,000    Sacramento, CA Cogeneration Authority
                  (Proctor & Gamble)                                  6.375        07/01/2010         07/01/2005 b        535,820
------------------------------------------------------------------------------------------------------------------------------------
     6,000,000    Santa Rosa, CA Rancheria Tachi Yokut
                  Tribe Enterprise                                    6.125        03/01/2013         04/06/2011 c      6,012,840
                                                                                                                      --------------
                                                                                                                       10,963,833



8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Colorado--2.2%
 $      30,000    Adams County, CO Pollution Control,
                  Series A                                            5.875%       04/01/2014         10/01/2003 b     $   30,406
------------------------------------------------------------------------------------------------------------------------------------
        20,000    Arapahoe County, CO School District GO              6.350        12/01/2004         06/01/2003 b         20,281
------------------------------------------------------------------------------------------------------------------------------------
        30,000    Arvada, CO Sales & Use Tax                          6.000        12/01/2006         06/01/2003 b         30,121
------------------------------------------------------------------------------------------------------------------------------------
        35,000    Arvada, CO Sales & Use Tax                          6.250        12/01/2012         06/01/2003 b         35,465
------------------------------------------------------------------------------------------------------------------------------------
        30,000    Arvada, CO Sales & Use Tax                          6.250        12/01/2017         06/01/2003 b         30,120
------------------------------------------------------------------------------------------------------------------------------------
       100,000    CO Health Facilities Authority
                 (North Colorado Medical Center)                      6.000        05/15/2020         05/15/2003 b        102,456
------------------------------------------------------------------------------------------------------------------------------------
       335,000    CO Hsg. & Finance Authority, Series B1              7.900        12/01/2025         01/01/2004 g        342,752
------------------------------------------------------------------------------------------------------------------------------------
       895,000    CO Hsg. & Finance Authority, Series C-2             6.875        11/01/2028         03/01/2005 c        918,879
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Denver, CO City & County Airport RITES i,r         10.262        11/15/2014         11/15/2010        1,245,800
------------------------------------------------------------------------------------------------------------------------------------
     1,500,000    Denver, CO City & County Airport RITES i,r         10.262        11/15/2015         11/15/2010        1,862,445
------------------------------------------------------------------------------------------------------------------------------------
     1,500,000    Denver, CO City & County Airport RITES r           10.262        11/15/2016         05/15/2008        1,839,645
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Denver, CO City & County Airport RITES r           10.262        11/15/2018         05/15/2008        1,203,160
                                                                                                                      --------------
                                                                                                                        7,661,530
------------------------------------------------------------------------------------------------------------------------------------
 Connecticut--0.7%
        30,000    CT Health & Educational Facilities
                  Authority, Series E                                 6.500        07/01/2014         07/01/2003 b         30,675
------------------------------------------------------------------------------------------------------------------------------------
        75,000    CT HFA                                              5.850        11/15/2016         05/15/2003 b         76,583
------------------------------------------------------------------------------------------------------------------------------------
        40,000    CT HFA                                              6.050        11/15/2025         05/15/2003 b         40,642
------------------------------------------------------------------------------------------------------------------------------------
       250,000    CT HFA                                              6.300        05/15/2024         05/15/2003 b        255,345
------------------------------------------------------------------------------------------------------------------------------------
        25,000    CT Resource Recovery Authority
                  (Browning-Ferris Industries Inc.)                   6.450        11/15/2022         11/15/2006 b         25,355
------------------------------------------------------------------------------------------------------------------------------------
     1,260,000    Mashantucket, CT Western Pequot Tribe, Series A     6.500        09/01/2005         09/01/2005        1,380,154
------------------------------------------------------------------------------------------------------------------------------------
       600,000    Mashantucket, CT Western Pequot Tribe, Series B     5.600        09/01/2009         09/01/2008 b        650,424
                                                                                                                      --------------
                                                                                                                        2,459,178
------------------------------------------------------------------------------------------------------------------------------------
 Delaware--0.3%
     1,080,000    DE EDA
                  (Student Hsg.-University Courtyard)                 5.750        08/01/2014         08/01/2010 b      1,187,946
------------------------------------------------------------------------------------------------------------------------------------
 Florida--8.5%
       620,000    Brevard County, FL Hsg. FA
                  (Single Family Mtg.)                                6.700        09/01/2027         09/01/2004 b        644,763
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Broward County, FL Solid Waste Disposal
                  (Florida Power & Light Company)                     7.150        02/01/2023         02/01/2004 b         25,604
------------------------------------------------------------------------------------------------------------------------------------
       570,000    Clay County, FL Hsg. FA
                  (Single Family Mtg.)                                6.550        03/01/2028         07/15/2004 g        582,392
------------------------------------------------------------------------------------------------------------------------------------
       240,000    Dade County, FL Aviation, Series B                  6.600        10/01/2022         10/01/2003 b        247,416
------------------------------------------------------------------------------------------------------------------------------------
        20,000    Dade County, FL HFA
                  (Lincoln Fields Apartments)                         6.250        07/01/2024         07/01/2004 b         20,206
------------------------------------------------------------------------------------------------------------------------------------
        50,000    Dunes, FL Community Devel. District (ITT Corp.)     6.100        10/01/2018         10/01/2003 b         50,500
------------------------------------------------------------------------------------------------------------------------------------
     3,535,000    Escambia County, FL Pollution Control
                  (Champion International Corp.)                      6.900        08/01/2022         08/01/2004 b      3,675,021
------------------------------------------------------------------------------------------------------------------------------------
     4,500,000    FL Gateway Services Community Devel.
                  District Special Assessment
                  (Sun City Center)                                   5.500        05/01/2010         08/15/2005 c      4,464,675


9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued


     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Florida Continued
 $   1,000,000    FL HFA (Multifamily Hsg.), Series C                 6.000%       08/01/2011         08/01/2006 b   $  1,070,460
------------------------------------------------------------------------------------------------------------------------------------
       420,000    FL HFA (Single Family), Series B                    6.650        07/01/2026         07/01/2004 b        434,948
------------------------------------------------------------------------------------------------------------------------------------
       540,000    Jackson County, FL School Board                     7.900        12/01/2016         06/01/2003 b        542,889
------------------------------------------------------------------------------------------------------------------------------------
       300,000    Jacksonville, FL Electric Authority, Series A       5.625        10/01/2037         10/01/2003 b        301,386
------------------------------------------------------------------------------------------------------------------------------------
        70,000    Jacksonville, FL Hospital
                  (University Medical Center)                         6.500        02/01/2011         08/01/2003 b         70,980
------------------------------------------------------------------------------------------------------------------------------------
         5,000    Manatee County, FL HFA, Series A                    9.125        06/01/2016         06/01/2003 b          5,137
------------------------------------------------------------------------------------------------------------------------------------
    10,125,000    Martin County, FL IDA
                  (Indiantown Cogeneration)                           7.875        12/15/2025         12/15/2004 b     10,625,276
------------------------------------------------------------------------------------------------------------------------------------
        90,000    Miami, FL Community Redevel.
                  (Southeast Overtown/Park West) i                    8.500        10/01/2015         10/01/2003 b         90,271
------------------------------------------------------------------------------------------------------------------------------------
     3,500,000    Miami, FL Health Facilities Authority
                  (Mercy Hospital) IRS r,w                            9.150        08/15/2015         08/15/2004        3,903,970
------------------------------------------------------------------------------------------------------------------------------------
        10,000    Miami, FL Sports & Exhibit Authority,
                  Series A                                            6.150        10/01/2020         10/01/2003 b         10,238
------------------------------------------------------------------------------------------------------------------------------------
        40,000    North Palm Beach Heights,
                  FL Water Control District, Series A                 6.500        10/01/2012         10/01/2003 b         40,965
------------------------------------------------------------------------------------------------------------------------------------
        15,000    Orange County, FL Solid Waste Facilities            6.375        10/01/2017         10/01/2003 b         15,376
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Osceola County, FL Osceola Parkway                  6.100        04/01/2017         10/01/2003 b         25,345
------------------------------------------------------------------------------------------------------------------------------------
        15,000    Palm Beach County, FL HFA, Series B                 7.600        03/01/2023         09/01/2003 b         15,413
------------------------------------------------------------------------------------------------------------------------------------
       155,000    Pinellas County, FL HFA, Series A                   6.550        08/01/2027         08/01/2004 b        160,861
------------------------------------------------------------------------------------------------------------------------------------
     2,000,000    Volusia County, FL EFA
                  (Emery-Riddle Aeronautical University)              6.125        10/15/2026         10/15/2008 b      2,075,820
                                                                                                                      --------------
                                                                                                                       29,099,912
------------------------------------------------------------------------------------------------------------------------------------
 Georgia--0.9%
        15,000    Augusta, GA Hsg. Rehabilitation Agency
                  (Bon Air)                                           7.500        03/01/2014         09/01/2003 b         15,319
------------------------------------------------------------------------------------------------------------------------------------
     2,100,000    Cobb County, GA Devel. Authority
                  (Boise Cascade Corp.)                               7.000        09/01/2014         09/01/2004 b      2,160,858
------------------------------------------------------------------------------------------------------------------------------------
        40,000    GA Hsg. & Finance Authority
                  (Home Ownership Program)                            6.600        06/01/2025         06/29/2006 b         41,227
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Rockdale County, GA Devel. Authority
                  (Visy Paper)                                        7.500        01/01/2026         01/01/2006 b      1,006,830
------------------------------------------------------------------------------------------------------------------------------------
        40,000    Savannah, GA EDA (Union Camp Corp.)                 6.800        02/01/2012         08/01/2003 b         40,723
                                                                                                                      --------------
                                                                                                                        3,264,957
------------------------------------------------------------------------------------------------------------------------------------
 Hawaii--0.3%
        30,000    HI HF&D Corp. (Single Family Mtg.),
                  Series A                                            6.000        07/01/2026         07/01/2004 b         30,788
------------------------------------------------------------------------------------------------------------------------------------
        15,000    HI HF&D Corp. (Single Family Mtg.),
                  Series B                                            5.700        07/01/2013         07/01/2004 b         15,526
------------------------------------------------------------------------------------------------------------------------------------
       885,000    HI State Department of Budget
                  & Finance Special Purpose Mtg.
                  (Citizens Utilities Company)                        6.900        11/01/2015         02/01/2004 b        885,000
------------------------------------------------------------------------------------------------------------------------------------
        95,000    HI State Department of Budget
                  & Finance Special Purpose Mtg.
                  (Pali Momi Medical Center)                          6.550        12/01/2022         12/01/2003 b         97,242
                                                                                                                      --------------
                                                                                                                        1,028,556


10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Idaho--0.0%
 $      60,000    ID Hsg. & Finance Assoc.
                  (Single Family Mtg.)                                6.200%       07/01/2028         11/15/2006 g    $    63,874
------------------------------------------------------------------------------------------------------------------------------------
        10,000    ID Hsg. Agency (Single Family Mtg.)                 7.600        07/01/2005         04/11/2004 c         10,038
------------------------------------------------------------------------------------------------------------------------------------
        25,000    ID Hsg. Agency (Single Family Mtg.),
                  Series A                                            6.125        07/01/2026         12/31/2010 g         27,189
------------------------------------------------------------------------------------------------------------------------------------
        20,000    Twin Falls, ID IDC
                  (Seastrom Manufacturing Corp.)                      5.950        08/01/2005         08/01/2005 b         20,224
                                                                                                                      --------------
                                                                                                                          121,325
------------------------------------------------------------------------------------------------------------------------------------
 Illinois--2.5%
       270,000    Chicago, IL Metropolitan HDC                        6.850        07/01/2022         07/01/2003 b        278,019
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Chicago, IL Multifamily Hsg.
                  (St. Edmund's Village)                              6.125        09/20/2024         09/20/2011 b         26,488
------------------------------------------------------------------------------------------------------------------------------------
        20,000    Chicago, IL O'Hare International Airport,
                  Series A                                            5.600        01/01/2018         07/01/2003 b         20,451
------------------------------------------------------------------------------------------------------------------------------------
        25,000    East Peoria, IL Commercial Devel.
                  (Kroger Company)                                    8.000        12/01/2013         06/01/2003 b         25,832
------------------------------------------------------------------------------------------------------------------------------------
     6,500,000    IL DFA (Citgo Petroleum Corp.)                      8.000        06/01/2032         06/01/2012 b      6,351,280
------------------------------------------------------------------------------------------------------------------------------------
        25,000    IL HDA (Brookdale Village Apartments)               6.200        09/01/2014         03/01/2004 b         25,436
------------------------------------------------------------------------------------------------------------------------------------
       135,000    IL HDA (Multifamily Hsg.), Series C                 7.350        07/01/2011         07/01/2003 b        138,881
------------------------------------------------------------------------------------------------------------------------------------
        20,000    IL HDA (Multifamily Program), Series 3              6.200        09/01/2023         09/01/2003 b         20,449
------------------------------------------------------------------------------------------------------------------------------------
        25,000    IL HDA (Multifamily Hsg.), Series A                 6.050        07/01/2015         07/01/2003 b         25,588
------------------------------------------------------------------------------------------------------------------------------------
        20,000    Lake County, IL HFC, Series A                       6.800        05/01/2023         11/01/2003 b         20,355
------------------------------------------------------------------------------------------------------------------------------------
       500,000    Lake County, IL HFC, Series A                       6.800        05/01/2023         05/01/2003 b        515,985
------------------------------------------------------------------------------------------------------------------------------------
        75,000    Markham, IL GO                                      8.000        01/01/2011         01/01/2005 b         79,838
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Onterie Center, IL HFC                              7.050        07/01/2027         07/01/2003 b      1,029,270
                                                                                                                      --------------
                                                                                                                        8,557,872
------------------------------------------------------------------------------------------------------------------------------------
 Indiana--4.2%
     3,325,000    Carmel, IN Retirement Rental Hsg.
                  (Beverly Enterprises)                               8.750        12/01/2008         06/01/2003 b      3,428,441
------------------------------------------------------------------------------------------------------------------------------------
        75,000    Hammond, IN Sewage & Solid Waste Disposal
                  (American Maize Products)                           8.000        12/01/2024         12/01/2004 b         82,338
------------------------------------------------------------------------------------------------------------------------------------
     1,135,000    IN Bond Bank (State Revolving Fund)                 6.875        02/01/2012         02/01/2005 b      1,261,893
------------------------------------------------------------------------------------------------------------------------------------
        10,000    IN Toll Road FA                                     6.000        07/01/2015         07/01/2003 b         10,014
------------------------------------------------------------------------------------------------------------------------------------
     2,500,000    Indianapolis, IN Airport
                  (Federal Express Corp.)                             7.100        01/15/2017         07/15/2004 b      2,663,800
------------------------------------------------------------------------------------------------------------------------------------
       555,000    Jasper County, IN Pollution Control
                  (Northern Indiana Public Service)                   7.100        07/01/2017         06/01/2003 b        575,724
------------------------------------------------------------------------------------------------------------------------------------
       100,000    Noblesville, IN Economic Devel.
                  (Lions Creek Assoc.)                                7.000        11/01/2012         11/01/2003 b        103,350
------------------------------------------------------------------------------------------------------------------------------------
     1,550,000    Rockport, IN Pollution Control
                  (Indiana-Michigan Power Company)                    7.600        03/01/2016         09/01/2003 b      1,573,405
------------------------------------------------------------------------------------------------------------------------------------
        35,000    Rockport, IN Pollution Control
                  (Indiana-Michigan Power Company)                    7.600        03/01/2016         09/01/2003 b         36,162
------------------------------------------------------------------------------------------------------------------------------------
     4,365,000    Sullivan, IN Pollution Control
                  (Hoosier Energy)                                    7.100        04/01/2019         10/01/2003 b      4,522,576
                                                                                                                      --------------
                                                                                                                       14,257,703


11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued


     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Iowa--0.0%
 $      30,000    Council Bluffs, IA Pollution Control
                  (Midwest Power Systems)                             5.950%       05/01/2023         05/01/2003 b    $    30,708
------------------------------------------------------------------------------------------------------------------------------------
        20,000    Salix, IA Pollution Control
                  (Northwestern Public Service Company)               5.900        06/01/2023         07/01/2003 b         20,541
                                                                                                                      --------------
                                                                                                                           51,249
------------------------------------------------------------------------------------------------------------------------------------
 Kansas--0.2%
       730,000    KS HDC FHA Insured Mtg. (Hesston)                  10.430        02/01/2022         08/01/2003 b        751,535
------------------------------------------------------------------------------------------------------------------------------------
 Kentucky--5.3%
     4,000,000    Ashland, KY Pollution Control
                  (Ashland Oil)                                       6.650        08/01/2009         08/01/2004 b      4,037,720
------------------------------------------------------------------------------------------------------------------------------------
     8,730,000    Ashland, KY Sewer & Solid Waste
                  (Ashland Oil)                                       7.125        02/01/2022         02/01/2005 b      9,152,445
------------------------------------------------------------------------------------------------------------------------------------
       120,000    Ashland, KY Solid Waste (Ashland Oil)               7.200        10/01/2020         10/01/2003 b        120,878
------------------------------------------------------------------------------------------------------------------------------------
     4,520,000    Henderson County, KY Solid Waste
                  Disposal (MacMillan Bloedel)                        7.000        03/01/2025         03/01/2005 b      4,725,434
                                                                                                                      --------------
                                                                                                                       18,036,477
------------------------------------------------------------------------------------------------------------------------------------
 Louisiana--14.3%
     1,315,000    Calcasieu Parish, LA IDB (Olin Corp.)               6.625        02/01/2016         04/01/2010 b      1,381,894
------------------------------------------------------------------------------------------------------------------------------------
         5,000    De Soto, LA Environmental Improvement
                  (International Paper Company), Series B             6.550        04/01/2019         06/01/2006 b          5,147
------------------------------------------------------------------------------------------------------------------------------------
     4,480,000    Desoto Parish, LA Pollution Control
                  (Southwestern Electric Power Company)               7.600        01/01/2019         06/01/2003 b      4,616,640
------------------------------------------------------------------------------------------------------------------------------------
       165,000    Desoto Parish, LA Pollution Control
                  (Southwestern Electric Power Company)               7.600        01/01/2019         07/01/2003 b        170,775
------------------------------------------------------------------------------------------------------------------------------------
     2,540,000    Hodge, LA Utility (Stone Container Corp.)           9.000        03/01/2010         09/01/2003 b      2,593,086
------------------------------------------------------------------------------------------------------------------------------------
    14,200,000    LA Tobacco Settlement Financing Corp.
                  (TASC)                                              5.500        05/15/2030         06/01/2011 g     11,797,786
------------------------------------------------------------------------------------------------------------------------------------
    18,110,000    Lake Charles, LA Harbor & Terminal
                  District Port Facilities (Duke Energy Corp.)        7.750        08/15/2022         08/15/2003 b     18,885,108
------------------------------------------------------------------------------------------------------------------------------------
       100,000    Shreveport, LA Hsg. Authority
                  (U.S. Goodman Plaza)                                6.100        08/01/2019         08/05/2005 b        100,495
------------------------------------------------------------------------------------------------------------------------------------
        15,000    Shreveport, LA Hsg. Authority
                  (U.S. Goodman Plaza)                                6.125        08/01/2010         08/01/2006 b         15,086
------------------------------------------------------------------------------------------------------------------------------------
       500,000    South LA Port Commission
                  (Kinder Morgan Energy Partners)                     7.000        03/01/2023         09/01/2003 b        517,600
------------------------------------------------------------------------------------------------------------------------------------
        75,000    St. Charles Parish, LA
                  (Louisiana Power & Light Company)                   7.000        12/01/2022         12/01/2003 b         77,022
------------------------------------------------------------------------------------------------------------------------------------
        75,000    St. Charles Parish, LA
                  (Louisiana Power & Light Company)                   7.050        04/01/2022         10/01/2003 b         77,235
------------------------------------------------------------------------------------------------------------------------------------
     7,035,000    St. Charles Parish, LA
                  (Louisiana Power & Light Company)                   7.500        06/01/2021         06/01/2003 b      7,104,717
------------------------------------------------------------------------------------------------------------------------------------
     1,725,000    St. Charles Parish, LA Pollution Control
                  (Union Carbide)                                     7.350        11/01/2022         05/01/2003 b      1,763,778
                                                                                                                      --------------
                                                                                                                       49,106,369


12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Maine--0.0%
 $      25,000    ME FA Solid Waste Recycling Facilities
                  (Great Northern Paper)                              7.750%       10/01/2022         10/01/2004 b    $    24,953
------------------------------------------------------------------------------------------------------------------------------------
        25,000    ME H&HEFA (University of New England)               5.750        07/01/2023         07/01/2003 b         25,708
------------------------------------------------------------------------------------------------------------------------------------
        20,000    ME Hsg. Authority, Series A-6                       6.350        11/15/2022         05/15/2005 b         20,429
                                                                                                                      --------------
                                                                                                                           71,090
------------------------------------------------------------------------------------------------------------------------------------
 Maryland--0.2%
        75,000    Baltimore, MD City Hsg. Corp., Series A             7.250        07/01/2023         01/01/2004 b         75,214
------------------------------------------------------------------------------------------------------------------------------------
        30,000    Baltimore, MD Port Facilities
                  (E.I. DuPont De Nemours)                            6.500        10/01/2011         10/01/2003 b         30,724
------------------------------------------------------------------------------------------------------------------------------------
        10,000    MD Community Devel.
                  (People's Resource Center)                          6.650        05/15/2034         05/15/2003 b         10,218
------------------------------------------------------------------------------------------------------------------------------------
        10,000    MD Environmental Service COP
                  (Water & Wastewater Facilities), Series A           6.500        06/01/2005         06/01/2003 b         10,146
------------------------------------------------------------------------------------------------------------------------------------
        40,000    MD State Community Devel.
                  Administration Department                           6.625        05/15/2023         05/15/2003 b         40,873
------------------------------------------------------------------------------------------------------------------------------------
       105,000    MD State Transportation Authority                   5.750        07/01/2013         06/01/2003 b        105,363
------------------------------------------------------------------------------------------------------------------------------------
        25,000    MD State Transportation Authority                   6.500        07/01/2004         06/01/2003 b         25,364
------------------------------------------------------------------------------------------------------------------------------------
        15,000    Montgomery County, MD HOC
                  (Multifamily Mtg.), Series C                        7.150        07/01/2023         07/01/2003 b         15,277
------------------------------------------------------------------------------------------------------------------------------------
        40,000    Prince Georges County,
                  MD Local Government                                 6.050        08/01/2012         08/01/2003 b         40,992
------------------------------------------------------------------------------------------------------------------------------------
       165,000    Prince Georges County,
                  MD Solid Waste Management System                    6.500        06/15/2007         06/15/2003 b        170,148
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Upper Potomac River Commission,
                  MD Pollution Control (Westvaco Corp.) i             9.125        08/01/2015         08/01/2003 b         25,191
                                                                                                                      --------------
                                                                                                                          549,510
------------------------------------------------------------------------------------------------------------------------------------
 Massachusetts--1.2%
        30,000    Framingham, MA HDC (Claffin House),
                  Series A                                            6.950        01/01/2024         12/01/2003 b         31,058
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    MA DFA (Massachusetts College of
                  Pharmacy Allied Health Sciences)                    6.375        07/01/2023         07/01/2014 b      1,073,010
------------------------------------------------------------------------------------------------------------------------------------
        25,000    MA HFA, Series 21                                   7.125        06/01/2025         06/01/2003 b         25,367
------------------------------------------------------------------------------------------------------------------------------------
         5,000    MA HFA, Series 22                                   6.100        06/01/2016         06/01/2004 b          5,067
------------------------------------------------------------------------------------------------------------------------------------
        30,000    MA HFA, Series 29                                   6.750        06/01/2026         06/01/2004 b         31,003
------------------------------------------------------------------------------------------------------------------------------------
         5,000    MA HFA, Series 32                                   6.600        12/01/2026         12/01/2004 b          5,200
------------------------------------------------------------------------------------------------------------------------------------
         5,000    MA HFA, Series A                                    6.375        04/01/2021         10/01/2003 b          5,104
------------------------------------------------------------------------------------------------------------------------------------
     1,750,000    MA HFA, Series A                                    6.600        07/01/2014         07/01/2004 b      1,820,805
------------------------------------------------------------------------------------------------------------------------------------
     1,025,000    MA HFA, Series A                                    6.875        11/15/2011         05/15/2003 b      1,042,476
------------------------------------------------------------------------------------------------------------------------------------
        15,000    MA HFA, Series F                                    6.300        11/15/2024         05/15/2003 b         15,314
                                                                                                                      --------------
                                                                                                                        4,054,404
------------------------------------------------------------------------------------------------------------------------------------
 Michigan--1.7%
        60,000    Detroit, MI HFC
                  (Across The Park Section 8 Elderly Hsg.)            7.875        06/01/2010         06/01/2003 b         61,160
------------------------------------------------------------------------------------------------------------------------------------
        50,000    Devon Trace, MI Hsg. Corp.                          7.375        08/01/2023         06/01/2003 b         51,875
------------------------------------------------------------------------------------------------------------------------------------
        20,000    MI HDA, Series B                                    5.700        04/01/2012         04/01/2004 b         20,408
------------------------------------------------------------------------------------------------------------------------------------
     2,500,000    MI Hospital FA (Detroit Sinai Hospital)             6.000        01/01/2008         01/25/2006 g      2,464,300
------------------------------------------------------------------------------------------------------------------------------------
        20,000    MI Municipal Bond Authority                         7.200        11/01/2020         05/01/2003 b         20,554


13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued
     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Michigan Continued
 $   3,000,000    MI Strategic Fund Limited Obligation
                  (Dow Chemical Company)                              5.500%       12/01/2028         06/01/2013 b    $ 2,981,550
------------------------------------------------------------------------------------------------------------------------------------
        95,000    MI Strategic Fund Limited Obligation
                  (Ford Motor Company), Series A                      6.550        10/01/2022         10/01/2004 b         96,390
------------------------------------------------------------------------------------------------------------------------------------
        25,000    MI Strategic Fund Limited Obligation
                  (Ford Motor Company), Series A                      7.100        02/01/2006         02/01/2006           26,712
------------------------------------------------------------------------------------------------------------------------------------
        15,000    Saginaw, MI Hospital FA
                  (Saint Lukes Hospital), Series C                    6.000        07/01/2021         07/01/2003 b         15,047
------------------------------------------------------------------------------------------------------------------------------------
        75,000    Saline, MI Building Authority GO                    7.000        07/01/2008         06/01/2003 b         76,844
                                                                                                                      --------------
                                                                                                                        5,814,840
------------------------------------------------------------------------------------------------------------------------------------
 Minnesota--2.1%
     2,610,000    Hubbard County, MN Solid Waste
                  (Potlatch Corp.)                                    7.375        08/01/2013         08/01/2003 b      2,591,234
------------------------------------------------------------------------------------------------------------------------------------
     4,500,000    St. Louis Park, MN Health Care
                  Facilities Inverse Floaters i,r                     8.780        07/01/2013         07/01/2003 b      4,674,510
                                                                                                                      --------------
                                                                                                                        7,265,744
------------------------------------------------------------------------------------------------------------------------------------
 Mississippi--0.0%
        15,000    Lamar County, MS Pollution Control
                  (Southern Mississippi Electric
                  Power Association)                                  6.125        03/01/2008         09/01/2003 c         15,260
------------------------------------------------------------------------------------------------------------------------------------
        45,000    MS Business Finance Corp.
                  (E.I. DuPont De Nemours)                            7.150        05/01/2016         05/01/2003 b         46,026
------------------------------------------------------------------------------------------------------------------------------------
        30,000    MS Home Corp. (Government National
                  Mortgage Assn.  Collateral Mtg.), Series B          6.500        12/01/2024         12/01/2003 b         30,680
                                                                                                                      --------------
                                                                                                                           91,966
------------------------------------------------------------------------------------------------------------------------------------
 Missouri--0.5%
       265,000    MO HDC                                              6.100        09/01/2024         09/01/2009 b        277,095
------------------------------------------------------------------------------------------------------------------------------------
     1,250,000    St. Louis, MO Airport Revenue                       6.000        01/01/2008         07/01/2003 b      1,277,600
                                                                                                                      --------------
                                                                                                                        1,554,695
------------------------------------------------------------------------------------------------------------------------------------
 Montana--0.0%
        40,000    MT Board of Hsg. (Multi-Family Mtg.),
                  Series A                                            6.450        08/01/2012         08/01/2003 b         40,857
------------------------------------------------------------------------------------------------------------------------------------
 Nebraska--0.1%
       185,000    NE Higher Education Loan Program,
                  Series A-6                                          5.900        06/01/2003         06/01/2003          186,212
------------------------------------------------------------------------------------------------------------------------------------
 Nevada--4.2%
        50,000    Clark County, NV Local Improvement
                  District (Las Vegas Boulevard Beautification)       5.850        10/01/2015         10/01/2003 b         52,550
------------------------------------------------------------------------------------------------------------------------------------
        40,000    Clark, NV IDA (Nevada Power Company),
                  Series A                                            6.700        06/01/2022         06/01/2003 b         41,408
------------------------------------------------------------------------------------------------------------------------------------
     4,000,000    Clark, NV IDA (Southwest Gas Corp),
                  Series B                                            7.500        09/01/2032         09/01/2003 b      4,093,040
------------------------------------------------------------------------------------------------------------------------------------
       835,000    Humboldt County, NV Pollution Control
                  (Idaho Power Company)                               8.300        12/01/2014         12/01/2003 b        896,531
------------------------------------------------------------------------------------------------------------------------------------
     8,555,000    Las Vegas, NV Paiute Tribe, Series A                6.125        10/01/2012         10/01/2012        9,101,408
------------------------------------------------------------------------------------------------------------------------------------
       200,000    Las Vegas, NV Paiute Tribe, Series A                6.625        10/01/2017         11/01/2014 b        213,538


14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Nevada Continued
 $      60,000    Washoe County, NV Gas Facilities
                  (Sierra Pacific Power Company)                      6.700%       11/01/2032         11/01/2003 b    $    61,502
                                                                                                                      --------------
                                                                                                                       14,459,977
------------------------------------------------------------------------------------------------------------------------------------
 New Hampshire--0.8%
     2,000,000    Manchester, NH Hsg. & Redevel.
                  Authority, Series A                                 6.750        01/01/2014         01/01/2010 b      2,283,500
------------------------------------------------------------------------------------------------------------------------------------
        25,000    NH HE&H Facilities Authority
                  (Elliot Hospital of Manchester)                     7.125        10/01/2013         10/01/2003 b         25,048
------------------------------------------------------------------------------------------------------------------------------------
       230,000    NH HFA (Single Family Mtg.), Series C               6.900        07/01/2019         07/01/2004 g        236,753
------------------------------------------------------------------------------------------------------------------------------------
        10,000    NH HFA (Single Family Residential Mtg.),
                  Series D                                            6.950        01/01/2006         06/01/2003 b         10,131
------------------------------------------------------------------------------------------------------------------------------------
        15,000    NH HFA, Series E                                    5.875        07/01/2021         07/01/2010 b         15,868
------------------------------------------------------------------------------------------------------------------------------------
        10,000    NH Municipal Bond Bank
                  (State Guaranteed Municipal Bonds)                  6.300        08/15/2008         08/15/2003 b         10,243
                                                                                                                      --------------
                                                                                                                        2,581,543
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey--4.1%
     1,265,000    NJ Health Care Facilities FA
                  (Columbus Hospital)                                 7.500        07/01/2021         10/08/2015 g      1,094,175
------------------------------------------------------------------------------------------------------------------------------------
     1,880,000    NJ Tobacco Settlement Financing Corp.
                  (TASC)                                              5.750        06/01/2032         07/01/2011 e      1,699,858
------------------------------------------------------------------------------------------------------------------------------------
    14,000,000    NJ Tobacco Settlement Financing Corp.
                  (TASC)i,r                                           9.720        06/01/2032         02/01/2011 c     11,317,040
                                                                                                                      --------------
                                                                                                                       14,111,073
------------------------------------------------------------------------------------------------------------------------------------
 New Mexico--0.1%
       200,000    Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)              6.300        12/01/2016         12/01/2007 b        204,558
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)              6.375        12/15/2022         06/15/2003 b         25,573
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)              6.400        08/15/2023         08/15/2003 b         25,293
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Las Vegas, NM Water Improvement                     7.250        06/01/2004         06/01/2003 b         25,233
------------------------------------------------------------------------------------------------------------------------------------
        10,000    NM Mtg. FA (Single Family), Series D                5.875        09/01/2021         03/01/2010 b         10,497
                                                                                                                      --------------
                                                                                                                          291,154
------------------------------------------------------------------------------------------------------------------------------------
 New York--0.6%
     1,800,000    NYC GO RIBS r                                      10.845        08/01/2014         08/01/2003 c      1,900,368
------------------------------------------------------------------------------------------------------------------------------------
 North Carolina--0.2%
        90,000    Burlington, NC Public Housing Assistance
                  Corporation (Alamance Plaza)                        6.750        07/01/2024         07/01/2003 b         92,464
------------------------------------------------------------------------------------------------------------------------------------
        10,000    Chatham County, NC IFPCFA
                  (Carolina Power & Light Company)                    6.300        06/15/2014         06/01/2003 b         10,249
------------------------------------------------------------------------------------------------------------------------------------
        35,000    Haywood County, NC Industrial
                  Facilities & Pollution Control FA
                  (Champion International Corp)                       6.850        05/01/2014         05/01/2003 b         35,763
------------------------------------------------------------------------------------------------------------------------------------
        30,000    Martin County, NC Industrial
                  Facilities & Pollution Control FA
                  (WeyerHauser Company)                               6.800        05/01/2024         05/01/2004 b         31,096
------------------------------------------------------------------------------------------------------------------------------------
       190,000    NC Eastern Municipal Power Agency,
                  Series A                                            6.500        01/01/2017         06/01/2003 b        194,467


15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 North Carolina Continued
 $     165,000    NC Eastern Municipal Power Agency,
                  Series B                                            5.500%       01/01/2017         06/01/2003 b    $   165,531
------------------------------------------------------------------------------------------------------------------------------------
        30,000    NC Eastern Municipal Power Agency,
                  Series B                                            6.000        01/01/2013         07/01/2003 b         30,682
------------------------------------------------------------------------------------------------------------------------------------
        80,000    NC Eastern Municipal Power Agency,
                  Series B                                            6.250        01/01/2012         06/01/2003 b         81,822
------------------------------------------------------------------------------------------------------------------------------------
       105,000    NC Eastern Municipal Power Agency,
                  Series B                                            6.250        01/01/2023         06/01/2003 b        107,514
------------------------------------------------------------------------------------------------------------------------------------
        15,000    NC HFA, Series JJ                                   6.450        09/01/2027         03/01/2008 b         15,724
------------------------------------------------------------------------------------------------------------------------------------
        15,000    NC HFA, Series Z                                    6.600        09/01/2026         09/01/2004 b         15,436
                                                                                                                      --------------
                                                                                                                          780,748
------------------------------------------------------------------------------------------------------------------------------------
 Ohio--3.3%
       290,000    Bowling Green, OH State University                  6.700        06/01/2007         06/01/2003 b        296,699
------------------------------------------------------------------------------------------------------------------------------------
       975,000    Cleveland, OH Airport
                  (Continental Airlines)                              5.500        12/01/2008         12/01/2008          733,278
------------------------------------------------------------------------------------------------------------------------------------
        10,000    Coshocton County, OH Solid Waste
                  Disposal (Stone Container Corp.)                    7.875        08/01/2013         08/01/2003 b         10,313
------------------------------------------------------------------------------------------------------------------------------------
     2,235,000    Marion County, OH Health Care Facility
                  (United Church Homes)                               6.375        11/15/2010         11/15/2003 b      2,295,859
------------------------------------------------------------------------------------------------------------------------------------
        95,000    Montgomery County, OH Administration
                  Building (Miami Valley Hospital)                    6.250        11/15/2016         05/15/2003 b         97,264
------------------------------------------------------------------------------------------------------------------------------------
        10,000    Montgomery County, OH Administration
                  Building (Sisters Of Charity Health Care
                  Systems Inc.)                                       6.625        05/15/2021         05/15/2003 b         10,141
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Montgomery County, OH HCF
                  (Evangelical Retirement Villages), Series B         6.000        02/01/2010         02/02/2009 g        884,110
------------------------------------------------------------------------------------------------------------------------------------
     3,000,000    OH Air Quality Devel. Authority
                  (Cleveland Electric Illuminating Company)           6.000        12/01/2013         12/01/2007 b      3,144,030
------------------------------------------------------------------------------------------------------------------------------------
     1,500,000    OH Air Quality Devel. Authority
                  (Cleveland Electric Illuminating Company)           6.100        08/01/2020         08/01/2009 b      1,521,045
------------------------------------------------------------------------------------------------------------------------------------
        20,000    OH Air Quality Devel. Authority
                  (Cleveland Electric Illuminating Company) i         7.000        09/01/2009         09/01/2003 b         20,117
------------------------------------------------------------------------------------------------------------------------------------
        50,000    OH Air Quality Devel. Authority
                  (Columbus Southern Power Company)                   6.375        12/01/2020         06/01/2003 b         51,202
------------------------------------------------------------------------------------------------------------------------------------
     2,000,000    OH Air Quality Devel. Authority
                  (Ohio Edison Company)                               5.800        06/01/2016         12/01/2004 d      2,045,040
------------------------------------------------------------------------------------------------------------------------------------
        20,000    OH Economic Devel.
                  (Royal Appliance Manufacturing Company)             7.625        12/01/2011         06/01/2003 b         20,235
------------------------------------------------------------------------------------------------------------------------------------
        45,000    OH Education Loan, Series A                         5.850        12/01/2019         06/01/2007 b         47,400
------------------------------------------------------------------------------------------------------------------------------------
         5,000    OH Higher Educational Facility Commission
                  (Kenyon College)                                    7.400        05/01/2007         05/01/2007 b          5,075
------------------------------------------------------------------------------------------------------------------------------------
        25,000    OH Water Devel. Authority
                  (General Motors Corp.)                              5.900        06/15/2008         06/15/2003 b         25,046
------------------------------------------------------------------------------------------------------------------------------------
        20,000    Shawnee, OH State University General
                  Receipts, Series A                                  7.100        06/01/2009         06/01/2003 b         20,198
                                                                                                                      --------------
                                                                                                                       11,227,052

16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND


     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Oklahoma--0.5%
 $   3,500,000    Tulsa, OK Municipal Airport Trust
                  (American Airlines)                                 5.375%       12/01/2035         12/01/2006 d    $ 1,662,535
------------------------------------------------------------------------------------------------------------------------------------
 Oregon--0.1%
        15,000    Eugene, OR Trojan Nuclear Project                   5.900        09/01/2009         09/01/2003 b         15,107
------------------------------------------------------------------------------------------------------------------------------------
        50,000    OR Emerald Peoples Utility District                 5.750        11/01/2026         05/01/2003 b         51,172
------------------------------------------------------------------------------------------------------------------------------------
       210,000    OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series H                      6.000        07/01/2027         07/01/2006 b        218,688
                                                                                                                      --------------
                                                                                                                          284,967
------------------------------------------------------------------------------------------------------------------------------------
 Pennsylvania--8.9%
     1,250,000    Allegheny County, PA HDA
                  (West Penn Allegheny Health System)                 9.250        11/15/2022         11/15/2012 b      1,412,712
------------------------------------------------------------------------------------------------------------------------------------
     2,000,000    Carbon County, PA IDA
                  (Panther Creek Partners)                            6.650        05/01/2010         11/17/2007 c      2,086,980
------------------------------------------------------------------------------------------------------------------------------------
        30,000    McKeesport, PA IDA
                  (The Kroger Company)                                8.650        06/01/2011         12/01/2003 b         30,717
------------------------------------------------------------------------------------------------------------------------------------
     2,000,000    PA EDFA (Colver)                                    7.125        12/01/2015         12/01/2004 b      2,076,540
------------------------------------------------------------------------------------------------------------------------------------
     4,000,000    PA EDFA (Colver)                                    7.150        12/01/2018         12/01/2004 b      4,148,160
------------------------------------------------------------------------------------------------------------------------------------
     9,000,000    PA EDFA (Northampton Generating)                    6.400        01/01/2009         01/01/2006 b      9,168,300
------------------------------------------------------------------------------------------------------------------------------------
     2,000,000    PA EDFA (Northampton Generating)                    6.500        01/01/2013         01/01/2006 b      2,024,020
------------------------------------------------------------------------------------------------------------------------------------
     7,000,000    PA EDFA (Sun Company)                               7.600        12/01/2024         12/01/2004 b      7,426,160
------------------------------------------------------------------------------------------------------------------------------------
     2,200,000    Schuylkill County, PA IDA
                  (Schuylkill Energy Resources)                       6.500        01/01/2010         03/22/2005 g      2,226,026
                                                                                                                      --------------
                                                                                                                       30,599,615
------------------------------------------------------------------------------------------------------------------------------------
 Rhode Island--0.0%
         5,000    RI Health & Educational Building Corp.              6.250        04/01/2022         10/01/2003 b          5,120
------------------------------------------------------------------------------------------------------------------------------------
        20,000    RI Hsg. & Mtg. Finance Corp.
                  (Homeownership Opportunity), Series 17-B            6.600        10/01/2025         04/01/2005 b         20,797
                                                                                                                      --------------
                                                                                                                           25,917
------------------------------------------------------------------------------------------------------------------------------------
 South Carolina--3.0%
        50,000    Charleston County, SC Hospital Facilities
                  (Medical Society Health)                            6.000        10/01/2009         10/01/2003 b         51,232
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Darlington County, SC Pollution Control
                  (Carolina Power & Light Company)                    6.600        11/01/2010         05/01/2003 b         25,853
------------------------------------------------------------------------------------------------------------------------------------
       515,000    Florence County, SC IDR
                  (Stone Container Corp.)                             7.375        02/01/2007         08/01/2005 b        517,750
------------------------------------------------------------------------------------------------------------------------------------
        50,000    Richland County, SC Pollution Control
                  (South Carolina Electric & Gas Company)             6.500        09/01/2014         09/01/2003 b         51,699
------------------------------------------------------------------------------------------------------------------------------------
     9,510,000    Richland County, SC Solid Waste
                  Disposal Facilities (Union Camp Corp.)              6.750        05/01/2022         05/01/2003 b      9,660,734
------------------------------------------------------------------------------------------------------------------------------------
        20,000    Richland County, SC Solid Waste
                  Disposal Facilities (Union Camp Corp.)              7.125        09/01/2021         09/01/2003 b         20,159
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Richland County, SC Solid Waste
                  Disposal Facilities (Union Camp Corp.)              7.450        04/01/2021         10/01/2003 b         25,390
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Spartanburg, SC Leased Hsg. Corp.
                  Special Obligation                                  7.500        10/01/2011         10/01/2003 b         25,794
                                                                                                                      --------------
                                                                                                                       10,378,611


17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 South Dakota--0.0%
 $      30,000    Lawrence County, SD Pollution Control
                  (Black Hills Power & Light Company)                 6.700%       06/01/2010         06/01/2003 b    $    30,661
------------------------------------------------------------------------------------------------------------------------------------
 Tennessee--2.9%
     4,290,000    Bristol, TN Health & Educational
                  Facilities Board RITES i,r                         16.758        09/01/2021         09/01/2005        4,603,170
------------------------------------------------------------------------------------------------------------------------------------
     4,000,000    Maury County, TN IDB
                  (General Motors Company)                            6.500        09/01/2024         09/01/2004 b      4,177,600
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    McMinn County, TN IDB Pollution
                  Control (Calhoun Newsprint)                         7.625        03/01/2016         03/01/2016          982,550
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Memphis, TN Health Educational &
                  Housing Facilities Board (Riverdale Plaza)          6.350        07/20/2028         01/20/2006 b         25,772
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Metropolitan Government Nashville
                  & Davidson County, TN Water & Sewer                 5.500        01/01/2016         07/01/2003 b         25,079
------------------------------------------------------------------------------------------------------------------------------------
        50,000    Shelby County, TN HE&HF
                  (Windsor Apartments), Series A                      6.750        10/01/2017         10/01/2004 b         50,458
------------------------------------------------------------------------------------------------------------------------------------
        35,000    South Fulton, TN IDB (Tyson Foods)                  6.350        10/01/2015         10/01/2005 b         36,007
------------------------------------------------------------------------------------------------------------------------------------
        30,000    TN HDA, Series B                                    6.550        07/01/2019         07/01/2004 b         30,726
------------------------------------------------------------------------------------------------------------------------------------
        25,000    TN Hsg. Devel. Agency, Series A                     5.900        07/01/2018         07/01/2004 b         25,575
------------------------------------------------------------------------------------------------------------------------------------
        10,000    TN Hsg. Devel. Agency, Series A                     5.950        07/01/2028         07/01/2003 b         10,216
                                                                                                                      --------------
                                                                                                                        9,967,153
------------------------------------------------------------------------------------------------------------------------------------
 Texas--13.9%
        65,000    Baytown, TX Properties Management
                  & Devel. Corp. (Baytown Terrace)                    6.100        08/15/2021         08/15/2003 b         65,281
------------------------------------------------------------------------------------------------------------------------------------
     2,000,000    Brazos River Authority, TX
                  (TXU Energy Company)                                5.050        06/01/2030         06/19/2006 d      1,973,740
------------------------------------------------------------------------------------------------------------------------------------
     7,500,000    Brazos River Authority, TX
                  (TXU Energy Company)                                5.750        05/01/2036         11/01/2011 d      7,304,175
------------------------------------------------------------------------------------------------------------------------------------
    19,085,000    Brazos River Authority, TX
                  (TXU Energy Company)                                6.750        04/01/2038         04/01/2013 d     19,416,506
------------------------------------------------------------------------------------------------------------------------------------
     6,000,000    Brazos River Authority, TX
                  (TXU Energy Company) w                              7.700        04/01/2033         04/01/2014 b      6,242,400
------------------------------------------------------------------------------------------------------------------------------------
       250,000    Brazos River, TX Harbor Navigation District
                  (Dow Chemical Company)                              6.625        05/15/2033         05/15/2012 b        258,257
------------------------------------------------------------------------------------------------------------------------------------
       500,000    Dallas, TX Hsg. Corp. (Section 8)                   7.850        08/01/2013         08/01/2003 b        516,875
------------------------------------------------------------------------------------------------------------------------------------
     3,000,000    Dallas-Fort Worth, TX International Airport
                  (American Airlines)                                 5.950        05/01/2029         11/01/2003 d        600,000
------------------------------------------------------------------------------------------------------------------------------------
        20,000    Fort Worth, TX GO                                   7.000        03/01/2004         09/01/2003 b         20,093
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Gulf Coast, TX IDA
                  (Citgo Petroleum Corp.)                             7.500        05/01/2025         10/01/2012 b        981,570
------------------------------------------------------------------------------------------------------------------------------------
        10,000    Gulf Coast, TX Waste Disposal
                  (Champion International Corp.)                      6.875        12/01/2028         12/01/2003 b         10,271
------------------------------------------------------------------------------------------------------------------------------------
     3,010,000    Harris County, TX IDC
                  (Kinder Morgan Energy Partners LP)                  6.950        02/01/2022         08/01/2003 b      3,098,795
------------------------------------------------------------------------------------------------------------------------------------
        50,000    Harrison County, TX HFDC
                  (Marshall Regional Medical Center)                  5.500        01/01/2018         01/01/2010 b         51,920
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Lower Neches Valley, TX IDC
                  (Mobil Oil Refining Corp.)                          6.400        03/01/2030         03/01/2005 b      1,048,960


18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Texas Continued
 $   2,000,000    Matagorda County, TX Navigation
                  District No. 1 (Houston Lighting
                  & Power Company)                                    5.800%       10/15/2015         10/01/2003 b    $ 2,045,000
------------------------------------------------------------------------------------------------------------------------------------
       145,000    Montgomery County,
                  TX Hsg. Finance Corp. (Holly Creek)                 5.900        07/01/2025         01/01/2005 b        147,010
------------------------------------------------------------------------------------------------------------------------------------
     1,750,000    North Forest, TX Independent
                  School District GO                                  6.000        08/15/2025         02/15/2006 b      1,840,283
------------------------------------------------------------------------------------------------------------------------------------
       920,000    Port of Bay City, TX
                  (Hoechst Celanese Corp.)                            6.500        05/01/2026         05/01/2008 b        922,530
------------------------------------------------------------------------------------------------------------------------------------
       250,000    Rio Grande Valley, TX Health
                  Facilities Devel. Corp.
                  (Valley Baptist Medical Center)                     8.000        08/01/2017         08/01/2003 b        259,100
------------------------------------------------------------------------------------------------------------------------------------
       750,000    Titis County, TX Fresh Water Supply District
                  (American Electric Power Company)                   8.200        08/01/2011         08/01/2003 b        777,450
------------------------------------------------------------------------------------------------------------------------------------
        10,000    Trinity, TX River Authority Cade
                  Branch Wastewater                                   6.350        08/01/2013         08/01/2003 b         10,180
------------------------------------------------------------------------------------------------------------------------------------
        10,000    TX Panhandle Elderly Apartments Corp.
                  (Pampa Partnership LTD)                             7.000        05/01/2010         05/01/2003 b          9,939
------------------------------------------------------------------------------------------------------------------------------------
        25,000    TX State Veterans Hsg. Assistance                   6.800        12/01/2023         12/01/2003 b         25,904
------------------------------------------------------------------------------------------------------------------------------------
        35,000    TX State Veterans Hsg. Assistance, Series A         7.000        12/01/2025         12/01/2004 b         36,461
------------------------------------------------------------------------------------------------------------------------------------
        40,000    Tyler, TX Health Facilities Devel.
                  (Mother Frances Hospital of Tyler)                  6.500        07/01/2022         07/01/2003 b         40,942
------------------------------------------------------------------------------------------------------------------------------------
        60,000    Waco, TX Health Facilities Devel.
                  (Hillcrest Baptist Medical Center)                  7.125        09/01/2014         09/01/2003 b         61,530
                                                                                                                      --------------
                                                                                                                       47,765,172
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--0.7%
     1,925,000    Puerto Rico Municipal Finance
                  Agency RITES i,r                                    9.992        08/01/2013         08/01/2009 b      2,516,475
------------------------------------------------------------------------------------------------------------------------------------
 Utah--0.0%
        10,000    UT HFA                                              6.150        07/01/2025         01/01/2004 b         10,250
------------------------------------------------------------------------------------------------------------------------------------
        30,000    UT State Building Ownership Authority,
                  Series A                                            5.750        08/15/2011         08/15/2003 b         30,222
------------------------------------------------------------------------------------------------------------------------------------
        20,000    UT University Campus Facilities System,
                  Series A                                            6.750        10/01/2014         10/01/2003 b         20,364
                                                                                                                      --------------
                                                                                                                           60,836
------------------------------------------------------------------------------------------------------------------------------------
 Vermont--0.1%
       100,000    VT E&HBFA (St. Johnsbury Academy)                   7.300        04/15/2018         10/15/2003 b        101,398
------------------------------------------------------------------------------------------------------------------------------------
        70,000    VT Educational & Health Building FA
                  (Lyndon Institute)                                  6.000        12/01/2006         07/25/2005 c         72,538
------------------------------------------------------------------------------------------------------------------------------------
        10,000    VT GO, Series A                                     6.250        12/01/2015         12/01/2003 b         10,216
------------------------------------------------------------------------------------------------------------------------------------
       225,000    VT HFA (Single Family), Series 11A                  5.900        05/01/2019         07/15/2006 g        237,519
------------------------------------------------------------------------------------------------------------------------------------
        20,000    VT Student Assistance Corporation
                  Education Loan                                      6.700        12/15/2012         06/15/2003 b         20,575
                                                                                                                      --------------
                                                                                                                          442,246
------------------------------------------------------------------------------------------------------------------------------------
 Virginia--1.8%
     4,715,000    Giles County, VA IDA
                  (Hoechst Celanese Corp.)                            6.625        12/01/2022         06/29/2006 b      4,750,645
------------------------------------------------------------------------------------------------------------------------------------
        85,000    Isle Wight County, VA IDA Solid Waste
                  (Union Camp Corp.)                                  6.550        04/01/2024         04/01/2006 b         86,623



19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

     Principal                                                                                         Effective     Market Value
        Amount                                                       Coupon          Maturity           Maturity*      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Virginia Continued
 $   1,500,000    Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                     5.000%       08/15/2010         08/15/2010     $  1,146,420
------------------------------------------------------------------------------------------------------------------------------------
        35,000    Portsmouth, VA Redevel. & Hsg. Authority
                  (Holiday Inn)                                       7.375        05/15/2010         05/15/2010 b         33,524
------------------------------------------------------------------------------------------------------------------------------------
       150,000    Russell County, VA IDA Pollution Control
                  (Appalachian Power Company)                         7.700        11/01/2007         05/01/2003 b        150,765
                                                                                                                     ---------------
                                                                                                                        6,167,977
------------------------------------------------------------------------------------------------------------------------------------
 Washington--0.2%
       520,000    Lesis County, WA Public Utility District
                  (Cowlitz Falls Hydropower)                          6.000        10/01/2024         10/01/2003 b        521,903
------------------------------------------------------------------------------------------------------------------------------------
        25,000    Port Longview, WA IDC
                  (Weyerhauser Company) i                             7.450        02/01/2013         08/01/2003 b         25,122
                                                                                                                     ---------------
                                                                                                                          547,025
------------------------------------------------------------------------------------------------------------------------------------
 West Virginia--1.9%
        50,000    Kanawha County, WV Industrial Devel.
                  (The Kroger Company)                                7.125        11/01/2012         11/01/2003 b         51,313
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Kanawha County, WV Industrial Devel.
                  (Union Carbide Chemical
                  & Plastics Company)                                 8.000        08/01/2020         08/01/2003 b      1,019,100
------------------------------------------------------------------------------------------------------------------------------------
        50,000    Marmet, WV Community Devel.
                  (The Kroger Company)                                8.000        12/01/2013         06/01/2003 b         51,664
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Marshall County, WV Pollution Control
                  (Ohio Power Company)                                6.850        06/01/2022         06/01/2003 b      1,021,420
------------------------------------------------------------------------------------------------------------------------------------
        20,000    Mason County, WV Pollution Control
                  (Appalachian Power Company)                         6.850        06/01/2022         06/01/2003 b         20,339
------------------------------------------------------------------------------------------------------------------------------------
        30,000    Mason County, WV Pollution Control
                  (Appalachian Power Company)                         7.875        11/01/2013         05/01/2003 b         30,633
------------------------------------------------------------------------------------------------------------------------------------
     4,180,000    Putnam County, WV Pollution Control
                  (Appalachian Power Company)                         6.600        07/01/2019         07/01/2003 b      4,249,848
                                                                                                                     ---------------
                                                                                                                        6,444,317
------------------------------------------------------------------------------------------------------------------------------------
 Wisconsin--3.7%
     8,110,000    Badger, WI Tobacco Asset
                  Securitization Corp. i,r                           10.470        06/01/2027         02/03/2010 b      6,318,906
------------------------------------------------------------------------------------------------------------------------------------
        60,000    Janesville, WI Industrial Devel.
                  (Paramount Communications)                          7.000        10/15/2017         10/15/2003 b         62,118
------------------------------------------------------------------------------------------------------------------------------------
       150,000    Milwaukee, WI Local District Heating
                  Facilities (Wisconsin Electric Company)             6.850        10/01/2021         10/01/2003 b        151,701
------------------------------------------------------------------------------------------------------------------------------------
     5,700,000    WI Public Power YCNS  r                             9.450        07/01/2014         07/01/2014        6,028,947
                                                                                                                     ---------------
                                                                                                                       12,561,672

------------------------------------------------------------------------------------------------------------------------------------
 Wyoming--0.1%
       200,000    Weston County, WY Pollution Control
                  (Black Hills Corp.)                                 6.700        06/01/2010         06/01/2003 b        204,326

------------------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $355,891,063)                                                           103.2%     353,825,588
------------------------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                                      (3.2)     (11,014,581)
                                                                                                     -------------------------------
 Net Assets                                                                                                100.0%    $342,811,007
                                                                                                     ===============================




20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:
CDA    Communities Development Authority
COP    Certificates of Participation
DFA    Development Finance Authority
E&HBFA Educational Health Buildings Financing Agency
EDA    Economic Development Authority
EDFA   Economic Development Finance Authority
EFA    Educational Facilities Authority
FA     Facilities Authority
FHA    Federal Housing Authority
GO     General Obligation
H&HEFA Hospitals and Higher Education Facilities Authority
HCF    Health Care Facilities
HDA    Hospital Development Authority
HDC    Housing Development Corporation
HE&H   Higher Educational and Health
HE&HF  Higher Educational and Housing Facilities
HF&D   Housing Finance and Development
HFA    Housing Finance Agency
HFC    Housing Finance Corporation
HFDC   Health Facilities Development Corporation
HOC    Housing Opportunities Commission
IDA    Industrial Development Agency
IDB    Industrial Development Board
IDC    Industrial Development Corporation
IDR    Industrial Development Revenue
IFPCFA Industrial Facilities and Pollution Control Financing Authority INFLOS Inverse Floating Rate Securities
IRS    Inverse Rate Security
NYC    New York City
PARS   Periodic Auction Reset Securities
RIBS   Residual Interest Bonds
RITES  Residual Interest Tax Exempt Security
TASC   Tobacco Settlement Asset-Backed Bonds
YCNS   Yield Curve Notes



b.      Optional call date; corresponds to the most conservative yield calculation.
c.      Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
d.      Date of mandatory put.
e.      Date of planned principal payment.
g.      Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
i.      Identifies issues considered to be illiquid--See Note 5 of Notes to Financial Statements.
r.      Represents the current interest rate for a variable rate bond known as an "inverse floater".
        See Note 1 of Notes to Financial Statements.
v.      Represents the current interest rate for a variable or increasing rate security.
w.      When-issued security to be delivered and settled after March 31, 2003.



See accompanying Notes to Financial Statements.


21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


 Summary of Ratings  March 31, 2003 / Unaudited

 Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

 Ratings                                                       Percent
-------------------------------------------------------------------------
 AAA                                                                13.8%
 AA                                                                  2.2
 A                                                                  25.1
 BBB                                                                52.6
 BB                                                                  3.3
 B                                                                   0.6
 CCC                                                                 1.0
 CC                                                                  0.0
 C                                                                   0.0
 Not Rated                                                           1.4
                                                                  -------
                                                                   100.0%
                                                                  =======

 Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.


22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

March 31, 2003
----------------------------------------------------------------------------------------
Assets
Investments, at value (cost $355,891,063)--
see accompanying statement                                                 $353,825,588
----------------------------------------------------------------------------------------
Cash                                                                            359,305
----------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                              7,795,365
Interest                                                                      6,901,662
Shares of beneficial interest sold                                            6,094,729
Other                                                                             8,854
                                                                           -------------
Total assets                                                                374,985,503

----------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Notes payable to bank (interest rate 2.0625% at March 31, 2003)              20,100,000
Investments purchased (including $7,013,178 purchased on a when-issued
basis)                                                                       10,701,054
Shares of beneficial interest redeemed                                          808,588
Dividends                                                                       300,336
Distribution and service plan fees                                              169,289
Shareholder reports                                                              51,405
Transfer and shareholder servicing agent fees                                    14,029
Trustees' compensation                                                            1,405
Other                                                                            28,390
                                                                           -------------
Total liabilities                                                            32,174,496

----------------------------------------------------------------------------------------
Net Assets                                                                 $342,811,007
                                                                           =============

----------------------------------------------------------------------------------------
Composition of Net Assets
Par value of shares of beneficial interest                                 $     23,726
----------------------------------------------------------------------------------------
Additional paid-in capital                                                  349,404,267
----------------------------------------------------------------------------------------
Undistributed net investment income                                             113,594
----------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                     (4,665,105)
----------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                   (2,065,475)
                                                                           -------------
Net Assets                                                                 $342,811,007
                                                                           =============


23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$194,459,718 and 13,447,939 shares of beneficial interest outstanding)    $14.46
Maximum offering price per share (net asset value plus sales charge of
3.50% of offering price)                                                  $14.98
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $49,555,316 and
3,429,131 shares of beneficial interest outstanding)                      $14.45
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $98,795,973 and 6,849,142 shares of beneficial interest
outstanding)                                                              $14.42

See accompanying Notes to Financial Statements.


24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended March 31, 2003
-------------------------------------------------------------------------
Investment Income
Interest                                                     $ 7,356,049

-------------------------------------------------------------------------
Expenses
Management fees                                                  549,967
-------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                          176,880
Class B                                                          173,180
Class C                                                          268,619
-------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                           47,251
Class B                                                           12,035
Class C                                                           13,385
-------------------------------------------------------------------------
Interest expense                                                 263,560
-------------------------------------------------------------------------
Registration and filing fees                                      84,534
-------------------------------------------------------------------------
Shareholder reports                                               35,137
-------------------------------------------------------------------------
Custodian fees and expenses                                       13,837
-------------------------------------------------------------------------
Accounting service fees                                            6,000
-------------------------------------------------------------------------
Trustees' compensation                                             4,770
-------------------------------------------------------------------------
Other                                                             10,672
                                                             ------------
Total expenses                                                 1,659,827
Less reduction to custodian expenses                             (2,012)
                                                             ------------
Net expenses                                                   1,657,815

-------------------------------------------------------------------------
Net Investment Income                                          5,698,234

-------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain on investments                               1,304,484
-------------------------------------------------------------------------
Net change in unrealized depreciation
on investments                                                (7,388,261)
                                                             ------------
Net realized and unrealized loss                              (6,083,777)

-------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations          $ (385,543)
                                                             ============

See accompanying Notes to Financial Statements.


25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Six Months              Year
                                                                                   Ended             Ended
                                                                          March 31, 2003      September 30,
                                                                             (Unaudited)              2002
-----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                       $  5,698,234      $  6,828,246
-----------------------------------------------------------------------------------------------------------
Net realized gain                                                              1,304,484           560,126
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                          (7,388,261)        1,084,727
                                                                            -------------------------------
Net increase (decrease) in net assets resulting from operations                 (385,543)        8,473,099

-----------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                                       (3,784,803)       (4,991,375)
Class B                                                                         (766,307)         (886,543)
Class C                                                                       (1,196,141)         (891,815)

-----------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                       85,940,629        10,410,653
Class B                                                                       26,394,827         4,327,595
Class C                                                                       74,861,945         5,446,946

-----------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                               181,064,607        21,888,560
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                          161,746,400       139,857,840
                                                                            -------------------------------
End of period [including undistributed net investment income
of $113,594 and $162,611, respectively]                                     $342,811,007      $161,746,400
                                                                            ===============================



See accompanying Notes to Financial Statements.


26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS  Unaudited
----------------------------------------------------------------------------------------
Cash Flows from Operating Activities
Net decrease in net assets from operations                                 $   (385,543)
----------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Proceeds from disposition of investment securities                           113,886,985
Unrealized depreciation on securities                                          7,388,261
Increase in accrued expenses                                                     720,167
Increase in receivable for securities sold                                    (2,129,240)
Increase in interest receivable                                               (3,762,831)
Increase in other assets                                                      (4,826,165)
Decrease in payable for securities purchased                                  (5,957,084)
Purchase of investment securities                                           (302,985,741)
                                                                           -------------
Net cash used in operating activities                                       (198,051,191)

----------------------------------------------------------------------------------------
Cash Flows from Financing Activities
Proceeds from shares sold                                                    215,568,879
Increase in loan payable                                                      16,500,000
Cash distributions paid                                                       (2,036,209)
Payment on shares redeemed                                                   (32,082,520)
                                                                           -------------
Net cash provided by financing activities                                    197,950,150

----------------------------------------------------------------------------------------
Net decrease in cash                                                            (101,041)
----------------------------------------------------------------------------------------
Cash, beginning balance                                                          460,346
                                                                           -------------
Cash, ending balance                                                       $     359,305
                                                                           =============
See accompanying Notes to Financial Statements.


27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS


                                          Six Months                                                      Year
                                               Ended                                                     Ended
                                      March 31, 2003                                                 Sept. 30,
 Class A                                 (Unaudited)       2002        2001       2000        1999        1998
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period         $14.86     $14.71      $14.28     $14.76      $15.65      $15.16
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .39        .73         .73        .72         .72         .69
 Net realized and unrealized gain (loss)        (.39)       .14         .42       (.39)       (.88)        .51
                                            ------------------------------------------------------------------
 Total from investment operations                 --        .87        1.15        .33        (.16)       1.20
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income           (.40)      (.72)       (.72)      (.72)       (.71)       (.71)
 Distributions from net realized gain             --         --          --       (.09)       (.02)        --
                                            ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                (.40)      (.72)       (.72)      (.81)       (.73)       (.71)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $14.46     $14.86      $14.71     $14.28      $14.76      $15.65
                                             =================================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1            (0.15)%     6.17%       8.22%      2.48%      (1.08)%      8.14%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)   $194,460   $112,312    $100,734   $ 99,032    $124,273    $106,909
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $146,745   $100,220    $ 97,558   $106,818    $118,906    $ 97,001
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                          5.15%      5.02%       5.02%      5.13%       4.72%       4.58%
 Expenses                                       1.12%      0.92%       0.94%      0.94%       0.90%       0.94% 3
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 expenses and/or interest expenses              0.89%      0.89%       0.94%      0.94%       0.90%       0.94%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          44%       100%         32%        74%         10%         53%




1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND


                                         Six Months                                                      Year
                                              Ended                                                     Ended
                                     March 31, 2003                                                 Sept. 30,
 Class B                                (Unaudited)       2002        2001       2000        1999        1998
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period        $14.85     $14.70      $14.28     $14.76      $15.65      $15.16
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .34        .62         .62        .62         .62         .59
 Net realized and unrealized gain (loss)       (.40)       .15         .41       (.39)       (.89)        .50
                                            ------------------------------------------------------------------
 Total from investment operations              (.06)       .77        1.03        .23        (.27)       1.09
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income          (.34)      (.62)       (.61)      (.62)       (.60)       (.60)
 Distributions from net realized gain            --         --          --       (.09)       (.02)         --
                                            ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.34)      (.62)       (.61)      (.71)       (.62)       (.60)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $14.45     $14.85      $14.70     $14.28      $14.76      $15.65
                                             =================================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1           (0.54)%     5.38%       7.34%      1.71%      (1.83)%      7.32%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $49,555    $24,086     $19,519    $17,972     $18,856     $13,537
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $34,867    $20,967     $18,479    $18,498     $17,203     $10,830
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                         4.37%      4.27%       4.25%      4.36%       3.96%       3.92%
 Expenses                                      1.89%      1.68%       1.70%      1.70%       1.66%       1.69% 3
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 expenses and/or interest expenses             1.66%      1.65%       1.70%      1.70%       1.66%       1.69%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         44%       100%         32%        74%         10%         53%




1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued

                                         Six Months                                                      Year
                                              Ended                                                     Ended
                                     March 31, 2003                                                 Sept. 30,
 Class C                                (Unaudited)       2002        2001       2000        1999        1998
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period        $14.82     $14.68      $14.25     $14.73      $15.62      $15.13
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .34        .62         .62        .62         .61         .58
 Net realized and unrealized gain (loss)       (.40)       .14         .42       (.39)       (.88)        .51
                                            ------------------------------------------------------------------
 Total from investment operations              (.06)       .76        1.04        .23        (.27)       1.09
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income          (.34)      (.62)       (.61)      (.62)       (.60)       (.60)
 Distributions from net realized gain            --         --          --       (.09)       (.02)         --
                                            ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.34)      (.62)       (.61)      (.71)       (.62)       (.60)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $14.42     $14.82      $14.68     $14.25      $14.73      $15.62
                                            ==================================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1           (0.53)%     5.32%       7.43%      1.71%      (1.84)%      7.34%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)   $98,796    $25,349     $19,604    $17,282     $21,876     $17,673
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $54,272    $21,058     $17,692    $18,906     $21,036     $16,367
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                         4.33%      4.27%       4.25%      4.37%       3.96%       3.85%
 Expenses                                      1.86%      1.68%       1.70%      1.70%       1.66%       1.69% 3
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 expenses and/or interest expenses             1.63%      1.65%       1.70%      1.70%       1.66%       1.69%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         44%       100%         32%        74%         10%         53%




1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued (or Forward Commitment) Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of March 31, 2003, the Fund had entered into when-issued purchase commitments (or forward commitments) of $7,013,178.



31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $50,780,196 as of March 31, 2003. Including the effect of leverage, inverse floaters represent 16.08% of the Fund's total assets as of March 31, 2003.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of March 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $4,665,105. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period, the Fund used $1,304,484 of carryforward to offset capital gains realized.

As of September 30, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2009        $5,969,589

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the

32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the six months ended March 31, 2003 and the year ended September 30, 2002 was as follows:

                                          Six Months Ended            Year Ended
                                            March 31, 2003    September 30, 2002
                 ---------------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest dividends      $5,747,251            $6,769,733
                 Long-term capital gain                 --                    --
                 Return of capital                      --                    --
                                                --------------------------------
                 Total                          $5,747,251            $6,769,733
                                                ================================

--------------------------------------------------------------------------------
Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Six Months Ended March 31, 2003         Year Ended September 30, 2002
                                Shares              Amount             Shares             Amount
-------------------------------------------------------------------------------------------------
 Class A
 Sold                        7,311,479        $106,757,572          1,990,241       $ 29,050,953
 Dividends and/or
 distributions reinvested      176,298           2,577,259            249,395          3,627,486
 Redeemed                   (1,598,967)        (23,394,202)        (1,529,766)       (22,267,786)
                            ---------------------------------------------------------------------
 Net increase                5,888,810        $ 85,940,629            709,870       $ 10,410,653
                            =====================================================================

-------------------------------------------------------------------------------------------------
 Class B
 Sold                        2,137,002        $ 31,208,570            672,597       $  9,807,594
 Dividends and/or
 distributions reinvested       29,868             436,209             34,560            502,236
 Redeemed                     (359,804)         (5,249,952)          (413,016)        (5,982,235)
                            ---------------------------------------------------------------------
 Net increase                1,807,066        $ 26,394,827            294,141       $  4,327,595
                            =====================================================================



33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
2. Shares of Beneficial Interest Continued

                           Six Months Ended March 31, 2003        Year Ended September 30, 2002
                                 Shares             Amount           Shares              Amount
-------------------------------------------------------------------------------------------------
 Class C
 Sold                         5,326,639        $77,602,737          669,612        $ 9,749,542
 Dividends and/or
 distributions reinvested        47,881            697,574           39,981            580,154
 Redeemed                      (235,525)        (3,438,366)        (335,338)        (4,882,750)
                            ---------------------------------------------------------------------
 Net increase                 5,138,995        $74,861,945          374,255        $ 5,446,946
                            =====================================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2003, were $304,656,843 and $115,191,469, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million. Effective July 1, 2002, the Board of Trustees accepted the Manager's proposal to voluntarily waive advisory fees at an annual rate equal to 0.10% or 0.05% of the Fund's average daily net assets when the Fund's performance percentile is in either the fourth or the fifth quintile of the Fund's Lipper peer group for the trailing one-year performance percentile at the end of the preceding quarter. The Manager and Board of Trustees agree to terminate the foregoing waiver upon the Fund reaching the third quintile. The waiver was terminated on December 17, 2002.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                           Aggregate        Class A    Concessions     Concessions    Concessions
                           Front-End      Front-End     on Class A      on Class B     on Class C
                       Sales Charges  Sales Charges         Shares          Shares         Shares
 Six Months               on Class A    Retained by    Advanced by     Advanced by    Advanced by
 Ended                        Shares    Distributor  Distributor 1   Distributor 1  Distributor 1
-------------------------------------------------------------------------------------------------
 March 31, 2003             $675,713       $174,543        $80,709       $619,005        $643,087

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                     Class A            Class B            Class C
                                  Contingent         Contingent         Contingent
                                    Deferred           Deferred           Deferred
                               Sales Charges      Sales Charges      Sales Charges
                                 Retained by        Retained by        Retained by
 Six Months Ended                Distributor        Distributor        Distributor
-----------------------------------------------------------------------------------
 March 31, 2003                      $11,275            $29,531             $2,783

--------------------------------------------------------------------------------
Class A Service Plan Fees. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended March 31, 2003, payments under the Class A Plan totaled $176,880, all of which were paid by the Distributor to recipients, and included $12,775 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the six months ended March 31, 2003, were as follows:

                                                                            Distributor's
                                                          Distributor's         Aggregate
                                                              Aggregate      Unreimbursed
                                                           Unreimbursed     Expenses as %
                   Total Payments    Amount Retained           Expenses     of Net Assets
                       Under Plan     by Distributor         Under Plan          of Class
------------------------------------------------------------------------------------------
 Class B Plan            $173,180           $141,755         $  854,829              1.72%
 Class C Plan             268,619            121,342          1,878,261              1.90


35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
5. Illiquid Securities
As of March 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2003 was $36,064,807, which represents 10.52% of the Fund's net assets.

--------------------------------------------------------------------------------
6. Bank Borrowings
The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
   The Fund had borrowings outstanding of $20,100,000 at March 31, 2003 at an interest rate of 2.0625%. For the six months ended March 31, 2003, the average monthly loan balance was $26,665,319 at an average interest rate of 2.021%. The Fund had gross borrowings and gross loan repayments of $140,300,000 and $122,700,000, respectively, during the six months ended March 31, 2003. The maximum amount of borrowings outstanding at any month-end was $45,600,000. The Fund paid $311 in commitment fees during the six months ended March 31, 2003.


36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

A Series of Oppenheimer Municipal Fund

--------------------------------------------------------------------------------
Trustees and Officers   James C. Swain, Chairman and Trustee
                        John V. Murphy, President and Trustee
                        William L. Armstrong, Trustee
                        Robert G. Avis, Trustee
                        George C. Bowen, Trustee
                        Edward L. Cameron, Trustee
                        Jon S. Fossel, Trustee
                        Sam Freedman, Trustee
                        Beverly L. Hamilton, Trustee
                        Robert J. Malone, Trustee
                        F. William Marshall, Jr., Trustee
                        Ronald H. Fielding, Vice President
                        Robert G. Zack, Vice President and Secretary
                        Brian W. Wixted, Treasurer
--------------------------------------------------------------------------------
Investment Advisor      OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
Distributor             OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
Transfer and            OppenheimerFunds Services
Shareholder
Servicing Agent
--------------------------------------------------------------------------------
Independent Auditors    Deloitte & Touche LLP
--------------------------------------------------------------------------------
Legal Counsel to        Myer, Swanson, Adams & Wolf, P.C.
the Fund
--------------------------------------------------------------------------------
Legal Counsel to the    Mayer Brown Rowe & Maw
Independent Trustees

                        The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


     (COPYRIGHT)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

INFORMATION AND SERVICES

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                                                              [GRAPHIC]
                                                         OppenheimerFunds[R]
                                                           Distributor, Inc.

RS0860.001.0303  May 30, 2003